Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Unrealized change in available for sale securities, tax effect	$ 21	$ 20	$ 50
Reclassification adjustments for losses (profit) of investment securities, tax effect	10	21	23
Cash flow hedging derivatives, tax effect	461	374	86
Reclassification adjustments for loss of hedging derivatives, tax effect	$ 97	$ 228	$ 13